Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect the activities
Name	Background	Ownership
Bit Digital USA, Inc. (“BT USA”)	● A United States company ● Incorporated on September 1, 2020 ● Engaged in digital asset mining business	100% owned by Bit Digital, Inc.
Bit Digital Canada, Inc. (“BT Canada”)	● A Canadian company ● Incorporated on February 23, 2021 ● Engaged in digital asset mining business	100% owned by Bit Digital, Inc.
Bit Digital Hong Kong Limited (“BT HK”)	● A Hong Kong company ● Acquired on April 8, 2020 ● Engaged in digital asset mining related business	100% owned by Bit Digital, Inc.
Bit Digital Strategies Limited (“BT Strategies”)	● A Hong Kong company ● Incorporated on June 1, 2021 ● Engaged in treasury management activities	100% owned by Bit Digital, Inc.
Bit Digital Singapore PTE. LTD. (“BT Singapore”)	● A Singapore company ● Incorporated on July 1, 2021 ● Engaged in digital asset staking activities	100% owned by Bit Digital, Inc.